RESTRUCTURING OF OPERATIONS AND OTHER ITEMS	12 Months Ended
Dec. 31, 2020
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

5.    RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

In 2020, a charge of $30.7 million was recorded in connection with cost reduction initiatives in the Corporation’s various segments ($9.8 million in 2019 and $14.2 million in 2018 which were related to cost reduction initiatives and disposal of assets).

In 2020, an impairment charge on assets of $8.5 million was also recorded as a result of restructuring initiatives ($18.8 million in 2019 and $14.9 million in 2018).